Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0000202058
Registrant Name	L3HARRIS TECHNOLOGIES, INC. /DE/
Registration File Number	333-293429
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES